Borrowings and lease liabilities - Reconciliation of lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of borrowing costs [Abstract]
Opening balance	$ 171	$ 186	$ 186
Lease liabilities recognised	42		83
Repayment of lease liabilities	(43)	(44)	(94)
Finance costs paid on lease liabilities	(5)	(5)	(11)
Interest charged to the income statement	6	$ 5	12
Modifications and terminations	(2)		(7)
Translation	(5)		2
Closing balance	164		171
Lease liabilities
Non-current	87		98
Current	$ 77		$ 73